CONVERTIBLE PROMISSORY NOTES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE PROMISSORY NOTES
8.	CONVERTIBLE PROMISSORY NOTES

2010 JMJ Convertible Promissory Notes

During 2010, the Company issued three convertible promissory notes to JMJ Financial, for a total of $3,000,000 available to receive in cash, for a principal sum of $3,850,000, which included an original issue discount of $850,000. The notes bear a one-time interest charge of 10% on the principal sum. The holder may at its election convert all or part of these notes into shares of the Company's common stock at the conversion rate of the lesser of: (a) $0.10 per share, or (b) 85% of the average of the three lowest trade prices in the 20 trading days prior to the conversion. During 2010, the Company received the entire $3,000,000 on these notes. Of the $3,850,000 borrowed, the Company converted $3,562,215 into 76,465,706 shares of common stock during 2010. The notes mature on March 30, 2013.

As of December 31, 2011 and 2010, the convertible promissory notes were convertible at the option of the holders into a total of 4,303,863 shares, subject to anti-dilution and other customary adjustments. The fair value of the embedded conversion option was $227,547 and $628,919 as of December 31, 2011 and 2010, respectively. The decrease in the fair value of this liability was $401,372 and $7,778,168 during the years ended December 31, 2011 and 2010, respectively, which was recorded through the results of operations as an adjustment to fair value of derivatives. The assumptions used in the Black-Scholes option pricing model at December 31, 2011 are as follows: (1) dividend yield of 0%; (2) expected volatility of 160%, (3) risk-free interest rate of 0.12%, and (4) expected life of 1.25 years.

Interest expense from amortization of debt discounts related to the JMJ Convertible Promissory Notes for the years ended December 31, 2011, 2010 and 2009 was $126,863, $6,410,552 and $1,220,220, respectively.

2009 Convertible Promissory Notes

On November 12, 2009, the Company entered into a subscription agreement (the “Subscription Agreement”) with certain subscribers (the “Subscribers”) pursuant to which the Company sold certain original issue discount promissory notes (“2009 Convertible Promissory Notes”). The 2009 Convertible Promissory Notes are convertible at the option of the holder into shares of the Company’s common stock at a conversion price of $0.10.

The initial closing under the Subscription Agreement occurred on November 12, 2009, pursuant to which, the Company sold 2009 Convertible Promissory Notes (“First Close Notes”) in the principal amount of $1,662,000 for a purchase price of $1,385,000. In addition, on November 13, 2009, the Company sold 2009 Convertible Promissory Notes in the principal amount of $441,000 for a purchase price of $367,500 (including $67,500 previously owed to a subscriber for legal services). The closing that occurred on November 13, 2009 was deemed part of the initial closing, such that, pursuant to the initial closing under the Subscription Agreement, the Company sold 2009 Convertible Promissory Notes in the aggregate principal amount of $2,103,000 for an aggregate purchase price of $1,752,500.

On February 18, 2010, the Company completed the second closing, issuing additional debentures (“Second Close Debentures”), under the same terms of the initial closing, in the principal amount of up to $2,076,451 for a purchase price of $1,730,375 (including $45,375 previously owed to a subscriber for legal services).

The Company was required to redeem the 2009 Convertible Promissory Notes monthly commencing in May 2010 under the first closing and September 2010 under the second closing, in the amount of 14.28% of the initial principal amount of the 2009 Convertible Promissory Notes, in cash or common stock at the Company’s option, until the 2009 Convertible Promissory Notes were paid in full. The maturity date of the 2009 Convertible Promissory Notes, first close is November 12, 2010, and March 1, 2011 under the second close.

During the year ended December 31, 2011, the Company issued 1,519,077 shares of common stock for debt of $151,909. As of December 31, 2011 and 2010, the outstanding debt related to the 2009 Convertible Promissory Notes is $0 and $132,680 (net of discount of $19,229), respectively.

Interest expense from amortization of debt discounts related to the 2009 Convertible Promissory Notes for the years ended December 31, 2011, 2010 and 2009 was $19,229, $3,878,950 and $281,271, respectively.